UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Alabama-.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,480,950
		Alaska-.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,601,024
		Arizona-2.9%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,691,900
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,907,589
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,509,000
				19,108,489
		Arkansas-.9%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,687,550
		California-4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,365,900
		California State General Obligation:
5,000	M	5.25% 9/1/2030		5,936,950
5,000	M	5% 11/1/2030		5,813,800
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,666,550
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,711,400
				28,494,600
		Colorado-.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,745,500
		District of Columbia-1.8%
5,000	M	District of Columbia GO 6% 6/1/2021		6,299,000
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,391,100
				11,690,100
		Florida-10.6%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,759,700
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,403,650
2,660	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		2,822,127
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,316,090
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,802,050
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,624,200
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,539,250
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,611,300
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,407,350
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,373,550
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,666,300
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,578,850
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,615,250
				70,519,667
		Georgia-5.5%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,803,100
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,870,238
5,000	M	5.25% 11/1/2034		5,708,300
7,410	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/203112		8,331,137
5,000	M	JPMorgan Chase Putters 9.479% 1/1/2016 (a)		5,950,200
				36,662,975
		Illinois-10.3%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,314,600
25,000	M	6% 1/1/2020		28,046,250
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		6,055,600
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 1/1/2022		5,486,000
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,413,250
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		8,123,290
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,677,160
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,233,850
				68,350,000
		Indiana-3.0%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,446,987
2,290	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		2,396,943
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,318,021
				20,161,951
		Kentucky-1.3%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028		5,395,600
3,000	M	Kentucky St. Turnpike Auth. Eco. Dev. Road Rev. 5% 7/1/2029		3,520,530
				8,916,130
		Louisiana-1.1%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		7,345,868
		Maine-.4%
2,570	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		2,846,455
		Massachusetts-2.3%
3,130	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		3,392,920
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,693,850
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 9.589% 2/1/2016 (a)		6,221,896
				15,308,666
		Michigan-5.2%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,934,550
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,483,300
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,209,800
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		5,853,300
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,917,230
				34,398,180
		Missouri-.9%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,642,650
		Montana-.4%
2,275	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		2,416,323
		Nebraska-.9%
5,000	M	Fremont Comb. Utility Sys. Revenue 5% 7/15/2034		5,657,800
		Nevada-.8%
5,000	M	Clark Cnty. Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030		5,636,500
		New Jersey-1.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,611,700
5,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2030		5,670,250
				11,281,950
		New Mexico-1.6%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,593,250
5,000	M	University of New Mexico 5% 6/1/2033		5,145,800
				10,739,050
		New York-12.8%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		27,868,280
7,500	M	New York City Trans. Fin. Auth. Rev. Future Tax 5% 11/1/2038		8,422,950
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040		4,476,812
10,000	M	New York University 5.75% 7/1/2027		12,489,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035		5,662,000
5,000	M	5% 2/15/2037		5,595,600
5,000	M	State University 5.875% 5/15/2017		5,457,350
		New York State Thruway Auth. Revenue:
670	M	5% 10/1/2015 (b)		702,723
4,330	M	5% 4/1/2021		4,537,104
7,780	M	Port Authority of New York & New Jersey Drivers 9.38% 8/15/2015 (a)		9,451,766
				84,663,585
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,629,850
		Ohio-3.3%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,499,650
5,285	M	Jefferson County GO 5.75% 12/1/2019		5,868,411
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,628,300
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,520	M	6.125% 9/1/2028		1,598,979
2,855	M	5.85% 9/1/2033		3,057,048
				21,652,388
		Pennsylvania-3.2%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,725,400
4,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043		4,432,200
5,000	M	Philadelphia GO 7.125% 7/15/2016 (b)		5,605,150
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,765,500
				21,528,250
		Puerto Rico-.8%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		5,160,100
		Rhode Island-1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,917,630
		South Carolina-.9%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,714,700
		Texas-9.5%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029		5,386,700
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,622,000
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,683,800
5,000	M	Wtr. And Swr. Rev. 5% 11/15/2027		5,575,250
6,035	M	Houston Water Conv. Sys. COP 6.25% 12/15/2015		6,328,241
5,000	M	JP Morgan Chase Putters 9.383% 2/1/2030 (a)		6,351,000
5,000	M	Medina Valley Indpt. School District GO ROLS 9.589% 8/15/2015 (a)		5,876,000
10,000	M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028		10,990,700
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,566,650
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,556,700
				62,937,041
		Utah-.1%
235	M	Provo Electric System Rev. 10.375% 9/15/2015		257,562
		Washington-3.1%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,839,550
7,000	M	Providence Health 5.25% 10/1/2033		7,898,030
5,500	M	Washington State ROLS 9.589% 7/1/2016 (a)		6,782,600
				20,520,180
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,970,565
		Wisconsin-4.4%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,517,080
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		8,171,239
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,533,900
				29,222,219
Total Value of Municipal Bonds (cost $577,104,581)				655,866,448
		SHORT-TERM TAX EXEMPT INVESTMENTS-.2%
1,300	M	Triborough Bridge & Tunnel Authority
		Adjustable Rate Note .03% (c) (cost $1,300,000)		1,300,000
Total Value of Municipal Investments (cost $578,404,581)			99.1%	657,166,448
Other Assets, Less Liabilities			.9	5,889,525
Net Assets			100.0%	$ 663,055,973

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$578,404,581. Accumulated net unrealized appreciation on investments was $78,761,867 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-94.7%
		Alabama-1.1%
$2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		$ 2,923,050
		Alaska-1.3%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,617,520
		Arizona-3.5%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,456,425
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,636,200
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,367,700
				9,460,325
		California-2.6%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2028		1,269,389
5,000	M	California State GO 5% 4/1/2037		5,635,600
				6,904,989
		Colorado-2.1%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,583,400
		Connecticut-.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,111,940
		District of Columbia-1.3%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,431,190
		Florida-8.7%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,718,450
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,097,160
1,000	M	5.25% 7/1/2027		1,098,240
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,621,950
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,093,954
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,633,450
				23,263,204
		Georgia-7.6%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,784,250
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		4,065,686
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,810,750
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,706,205
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,001,760
2,440	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,743,316
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,270,020
				20,381,987
		Hawaii-1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,797,175
		Illinois-6.7%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,566,100
5,000	M	6.5% 1/1/2041		6,055,600
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,792,100
2,000	M	Illinois State GO 5.5% 7/10/2027		2,234,480
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,310,990
				17,959,270
		Indiana-1.1%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,705,125
1,000	M	5.25% 7/15/2029		1,136,750
				2,841,875
		Louisiana-3.4%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,741,605
3,000	M	Louisiana State GO 5% 9/1/2028		3,493,290
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,148,830
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (b)		2,852,157
				9,235,882
		Massachusetts-2.1%
5,000	M	Massachusetts State GO 5% 8/1/2035		5,691,550
		Michigan-4.7%
5,000	M	Holland Elec. Rev. 5% 7/1/2039		5,608,550
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,853,650
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,119,690
				12,581,890
		Minnesota-1.8%
4,115	M	Minnesota State COP 5% 6/1/2036		4,728,505
		Mississippi-2.4%
		Mississippi Dev. Bk. Special Obligation:
		Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,927,250
2,000	M	5.625% 7/1/2039		2,193,200
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,322,670
				6,443,120
		Missouri-2.9%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028		1,132,670
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034		4,428,080
1,000	M	5% 9/1/2037		1,101,010
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,076,320
				7,738,080
		New Jersey-1.7%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,604,040
		New York-11.3%
4,050	M	Nassau County GO 5% 4/1/2031		4,438,800
1,000	M	New York City Mun. Water Fin. Auth. 5% 6/15/2044		1,096,150
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037		5,599,600
7,000	M	5% 11/1/2038		7,861,420
		New York State Dorm. Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041		5,729,800
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034		5,665,550
				30,391,320
		North Carolina-1.3%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,405,840
		Ohio-4.2%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024		2,193,440
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,068,530
1,000	M	Northwood Local School Dist. 5% 7/15/2039 (d)		1,110,470
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,281,631
5,000	M	University of Cincinnati 5% 6/1/2028		5,752,200
				11,406,271
		Oklahoma-.4%
1,000	M	Oklahoma State Capital Impt. Auth. Rev. 5% 7/1/2032		1,171,210
		Pennsylvania-5.5%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,854,400
2,380	M	Beaver County GO 5.55% 11/15/2031		2,662,697
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,734,300
		West Mifflin Area School Dist. General Obligation:
2,910	M	5.375% 4/1/2027		3,306,488
1,000	M	5.375% 4/1/2028		1,130,550
				14,688,435
		Rhode Island-2.3%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Public Schools Financing Program:
3,250	M	5.25% 5/15/2029		3,565,705
1,000	M	5% 5/15/2034		1,041,580
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,557,561
				6,164,846
		South Carolina-.4%
1,000	M	Charleston Waterworks & Sewer Rev. 5% 1/1/2041		1,110,500
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,674,630
		Texas-9.6%
5,000	M	Dallas-Fort Worth Intl. Arpt. 5.25% 11/1/2030		5,834,650
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,579,950
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,886,500
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037		2,564,325
2,000	M	North Texas Tollway Auth. Rev. 5% 9/1/2031		2,278,360
1,250	M	Parker County GO 5% 2/15/2029		1,419,250
2,000	M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038		2,286,940
				25,849,975
		Utah-.6%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,481,441
		Washington-2.1%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,641,450
Total Value of Municipal Bonds (cost $227,197,337)				254,284,910
		SHORT-TERM TAX EXEMPT INVESTMENTS-4.8%
		Adjustable Rate Notes (c)
4,000	M	Burlington Kansas Environmental Impt. Revenue .05%		4,000,000
3,005	M	California State Hlth. Facs. Fing. Authority .03%		3,005,000
3,000	M	Mississippi State Business Fin. Commission .03%		3,000,000
2,000	M	New York City GO .03%		2,000,000
1,000	M	Triborough Bridge & Tunnel Auth. Revenue .03%		1,000,000
Total Value of Short-Term Tax Exempt Investments (cost $13,005,000)				13,005,000
Total Value of Municipal Investments (cost $240,202,337)			99.5%	267,289,910
Other Assets, Less Liabilities			.5	1,298,256
Net Assets			100.0%	$ 268,588,166

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$240,202,337. Accumulated net unrealized appreciation on investments was $27,087,573 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.0%
		Airport-7.2%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$ 1,152,990
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,132,300
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,146,460
				3,431,750
		Education-8.4%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031		573,630
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2030		1,136,610
1,000	M	5% 9/1/2033		1,129,870
1,000	M	California State University 5% 11/1/2037		1,126,950
				3,967,060
		Electric-6.2%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		568,710
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,210,760
1,000	M	Tuolumne Wind Project Auth. 5.625% 1/1/2029		1,173,140
				2,952,610
		General Obligation-20.2%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,153,990
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,123,730
1,000	M	Chico Unified School District 5% 8/1/2026		1,133,830
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,150,970
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,142,300
650	M	Jefferson Unified High School District 6.25% 2/1/2016		698,971
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,160,740
750	M	Natomas Unified School District 5.95% 9/1/2021		847,665
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,161,350
				9,573,546
		Health Care-7.1%
		California Health Facs. Fing. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,073,180
500	M	Stanford Hospital 5.25% 11/15/2031		570,155
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,133,310
500	M	Sutter Health 5.5% 8/15/2026		580,660
				3,357,305
		Lease-7.0%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		578,545
1,000	M	5.5% 11/1/2030		1,214,810
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,161,010
360	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		374,904
				3,329,269
		Other Revenue-1.2%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		568,080
		Other Tax-8.4%
620	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		648,818
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032		1,136,450
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,214,430
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024		1,003,040
				4,002,738
		Pre-Refunded/Escrowed-to-Maturity-5.2%
1,000	M	California Health Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (b)		1,227,200
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (b)		1,214,750
				2,441,950
		State General Obligation-9.6%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,155,900
2,000	M	5% 4/1/2037		2,254,240
1,000	M	5% 9/1/2042		1,115,020
				4,525,160
		Toll & Turnpike-2.4%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,137,460
		Transportation-2.4%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,153,030
		Water/Sewer-12.7%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		826,507
1,000	M	Los Angeles Wastewater Rev. 5% 6/1/2027		1,169,270
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		582,115
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,142,450
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,164,080
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,127,180
				6,011,602
Total Value of Municipal Bonds (cost $41,212,932)			98.0%	46,451,560
Other Assets, Less Liabilities			2.0%	946,889
Net Assets			100.0%	$ 47,398,449

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$41,212,932. Accumulated net unrealized appreciation on investments was $5,238,628 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.4%
		Appropriation-15.0%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,137,570
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,113,760
1,000	M	State Supported Child Care 5% 7/1/2028		1,128,230
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,928,692
				5,308,252
		Education-18.9%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041		1,084,140
1,000	M	Loomis Chafee School 5% 7/1/2030		1,065,130
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,138,990
1,000	M	Salisbury School 5% 7/1/2028		1,119,860
1,000	M	Wesleyan University 5% 7/1/2035		1,139,200
1,000	M	University of Connecticut 4.75% 2/15/2029		1,120,870
				6,668,190
		Electric-1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030		561,430
		General Obligation-18.0%
		Bridgeport:
1,000	M	5% 12/1/2023		1,085,960
500	M	5% 7/1/2033		566,130
750	M	Hamden 5% 8/15/2034		824,925
1,000	M	Hartford 5% 4/1/2031		1,118,930
1,500	M	New Haven 5% 3/1/2026		1,624,800
1,000	M	Waterbury 5% 12/1/2032		1,123,840
				6,344,585
		Health Care-7.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		553,545
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		548,200
		Middlesex Hospital:
350	M	5% 7/1/2026		387,415
460	M	5% 7/1/2027		505,798
500	M	Yale-New Haven Hospital 5% 7/1/2029		575,545
				2,570,503
		Lease-1.4%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		508,325
		Other Tax-6.4%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,140,660
1,000	M	5% 8/1/2027		1,105,980
				2,246,640
		Pre-Refunded/Escrowed-to-Maturity-16.0%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Renbrook School 5% 7/1/2017 (b)		1,119,790
1,000	M	Westminster School 5% 7/1/2017(b)		1,119,790
1,000	M	William W. Backus Hospital 5% 7/1/2018 (b)		1,151,550
		Yale-New Haven Hospital:
500	M	5% 7/1/2016 (b)		540,635
500	M	5.25% 7/1/2020 (b)		604,500
1,050	M	South Windsor 5% 2/15/2016 (b)		1,117,546
				5,653,811
		State General Obligation-3.3%
1,000	M	Connecticut State 5% 11/1/2031		1,147,070
		Water/Sewer-10.5%
515	M	Greater New Haven Water Pollution Control 5% 8/15/2030		597,910
1,000	M	Hartford Cnty. Met. Dist. Clean Wtr. Proj. 5% 4/1/2036		1,126,680
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,119,780
750	M	Stamford Water Pollution Control Sys. Rev. 5.5% 8/15/2038		872,573
				3,716,943
Total Value of Municipal Bonds (cost $31,782,224)			98.4%	34,725,749
Other Assets, Less Liabilities			1.6	577,245
Net Assets			100.0%	$ 35,302,994

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$31,782,224. Accumulated net unrealized appreciation on investment was $2,943,525, consisting of $2,948,624 gross unrealized appreciation and $5,099 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.3%
		Education-35.7%
$565	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		$ 603,064
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,138,250
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035		1,179,940
1,000	M	Lesley University 5.25% 7/1/2033		1,132,320
500	M	Phillips Academy 5% 9/1/2038		572,895
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037		1,097,290
1,000	M	Harvard University 5.5% 11/15/2036		1,170,230
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,125,430
				8,019,419
		General Obligation-8.3%
500	M	Quincy 5% 12/1/2028		563,900
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,089,810
215	M	Worcester 5.5% 8/15/2017		215,940
				1,869,650
		Health Care-5.0%
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027		1,116,790
		Housing-4.9%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,088,430
		Other Revenue-5.1%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,137,050
		Other Tax-15.4%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,165,870
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,151,710
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036		1,131,980
				3,449,560
		State General Obligation-5.9%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,316,990
		Toll & Turnpike-5.0%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,132,570
		Water/Sewer-13.0%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		583,620
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,160,260
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025		1,173,560
				2,917,440
Total Value of Municipal Bonds (cost $19,484,487)			98.3%	22,047,899
Other Assets, Less Liabilities			1.7	383,078
Net Assets			100.0%	$ 22,430,977

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$19,484,487. Accumulated net unrealized appreciation on investments was $2,563,412, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.7%
		Combined Utility-4.1%
$750	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		$ 850,110
		Education-8.2%
1,000	M	Ferris State University 5% 10/1/2028		1,117,810
500	M	Western Michigan University 5.25% 11/15/2033		563,870
				1,681,680
		Electric-8.6%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		657,470
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,106,940
				1,764,410
		General Obligation-20.9%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,068,660
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,124,520
1,000	M	Troy City School District 5% 5/1/2026		1,068,690
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,040,880
				4,302,750
		Health Care-11.1%
1,000	M	Kent Hospital Fin. Auth. Rev. 5% 11/15/2029		1,117,550
1,000	M	Michigan St. Hospital Fin. Auth. Rev. 6.25% 12/1/2028		1,170,660
				2,288,210
		Lease-5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,157,590
		Other Tax-13.2%
500	M	Detroit Distributable State Aid 5% 11/1/2030		529,945
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,144,960
1,000	M	Michigan St. Financial Auth. Revenue 5% 7/1/2039		1,049,930
				2,724,835
		State General Obligation-5.6%
1,000	M	Michigan State 5% 11/1/2022		1,145,370
		Water/Sewer-21.4%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,186,910
		Detroit Water Supply System Revenue:
420	M	6.5% 7/1/2015		438,921
1,000	M	5.5% 7/1/2027		1,116,100
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,130,640
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		545,700
				4,418,271
Total Value of Municipal Bonds (cost $18,254,523)			98.7%	20,333,226
Other Assets, Less Liabilities			1.3	263,285
Net Assets			100.0%	$ 20,596,511

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$18,254,523. Accumulated net unrealized appreciation on investments was $2,078,703, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Airport-2.5%
$500	M	Minneapolis & St. Paul Metropolitan Arpts. Comm. 5% 1/1/2026		$ 544,140
		Appropriation-5.3%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,171,650
		Education-12.9%
750	M	Minnesota State Colleges & Universities 5% 10/1/2031		849,930
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		554,585
250	M	Gustavus Adolfus College 5% 10/1/2031		281,948
500	M	Macalester College 5% 6/1/2035		578,120
250	M	University of St. Thomas 5.25% 4/1/2039		271,625
250	M	University of Minnesota 5.25% 12/1/2030		297,568
				2,833,776
		Electric-8.8%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		276,280
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		556,775
500	M	5% 1/1/2026		555,595
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		543,645
				1,932,295
		General Obligation-25.0%
500	M	Bemidji 5% 2/1/2028		562,640
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		550,590
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		793,961
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		559,150
500	M	Hennepin County 5% 12/1/2025		545,465
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		829,485
500	M	New Brighton 5% 2/1/2032		540,235
500	M	Scott County 5% 12/1/2023		557,830
500	M	St. Louis County 5% 12/1/2023		558,325
				5,497,681
		Health Care-18.9%
500	M	Center City Health Care Facs. Rev. 5% 11/1/2044		548,985
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		502,135
500	M	6.5% 11/15/2038		590,335
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		820,807
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		280,340
500	M	5.375% 5/1/2031		557,430
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		860,288
				4,160,320
		Housing-5.3%
		Minnesota State Housing Finance Agency:
150	M	Multi-Family Housing Revenue 5.05% 7/1/2034		159,199
		Rental Housing Revenue:
250	M	5% 8/1/2030		268,195
300	M	5.05% 8/1/2031		323,706
220	M	5% 8/1/2033		238,528
160	M	Single-Family Housing Revenue 5.9% 7/1/2028		166,439
				1,156,067
		Lease-5.5%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		637,308
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		280,767
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		283,097
				1,201,172
		Other Tax-6.8%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		354,990
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,129,140
				1,484,130
		Pre-Refunded/Escrowed-to-Maturity-3.4%
400	M	Crow Wing County Jail 5% 2/1/2015 (b)		406,572
300	M	University of Minnesota 5.75% 7/1/2017		342,513
				749,085
		State General Obligation-3.8%
		Minnesota State:
500	M	5% 6/1/2022		570,550
245	M	5% 8/1/2026		271,181
				841,731
Total Value of Municipal Bonds (cost $19,474,105)			98.2%	21,572,047
Other Assets, Less Liabilities			1.8	406,512
Net Assets			100.0%	$ 21,978,559

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$19,474,105. Accumulated net unrealized appreciation on investments was $2,097,942, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.9%
		Appropriation-16.0%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$ 1,292,460
1,000	M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029		1,108,730
		New Jersey State Health Care Facs. Fing. Authority Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,109,360
1,000	M	5.75% 10/1/2031		1,143,090
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,181,870
1,000	M	5.25% 6/15/2036		1,100,320
1,000	M	5.5% 12/15/2038		1,151,010
				8,086,840
		Education-13.4%
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	Montclair St. University 5% 7/1/2039		1,134,040
1,000	M	New Jersey City Univ. 5% 7/1/2028		1,116,380
1,000	M	Princeton University 5% 7/1/2034		1,140,720
		Rowan University:
1,000	M	5% 7/1/2025		1,115,170
1,000	M	5% 7/1/2026		1,115,170
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,122,340
				6,743,820
		General Obligation-24.8%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,862,963
1,000	M	Bayonne 5.25% 7/1/2027		1,097,540
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039		1,149,570
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,086,380
1,000	M	Elizabeth 5.25% 4/15/2027		1,148,130
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027		1,284,680
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034		1,084,410
1,000	M	Jersey City 5% 1/15/2026		1,084,610
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,102,520
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,144,360
415	M	Montclair Twp. 5% 1/1/2037		472,436
				12,517,599
		Health Care-6.5%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,194,700
1,000	M	Virtua Health 5.5% 7/1/2038		1,111,090
				3,305,790
		Housing-6.8%
1,035	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028		1,078,625
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,368,740
				3,447,365
		Industrial Development Revenue/Pollution Control Revenue-4.1%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,049,665
		Lease-6.8%
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024		1,208,490
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,116,960
1,000	M	5.25% 6/15/2028		1,118,570
				3,444,020
		Other Tax-1.6%
710	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027		807,234
		Pre-Refunded/Escrowed-to-Maturity-4.5%
1,010	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		1,087,083
1,000	M	Cape May County Bridge Commission 5% 6/1/2015 (b)		1,032,760
130	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (b)		150,959
				2,270,802
		State General Obligation-2.0%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,015,660
		Toll & Turnpike-6.8%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,160,060
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,142,460
1,000	M	5% 1/1/2031		1,121,000
				3,423,520
		Transportation-2.3%
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,157,350
		Water/Sewer-2.3%
1,000	M	Passaic Valley Wtr. Commission 5% 12/15/2029		1,154,240
Total Value of Municipal Bonds (cost $44,470,898)			97.9%	49,423,905
Other Assets, Less Liabilities			2.1	1,051,950
Net Assets			100.0%	$ 50,475,855

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$44,470,898. Accumulated net unrealized appreciation on investments was $4,953,007.
consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.3%
		Appropriation-8.4%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,310,940
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,142,850
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,577,680
1,000	M	Mental Health Services 5% 2/15/2033	1,120,550
1,500	M	State University 5.25% 5/15/2021	1,800,270
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,944,344
			12,896,634
		Education-16.1%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	547,895
1,000	M	Build NYC Resource Corp. Rev. City Univ. Queens
		5% 6/1/2034	1,131,310
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030	1,095,400
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,786,137
1,000	M	Columbia University 5% 10/1/2041	1,145,960
3,000	M	Cornell University 5% 7/1/2040	3,400,110
1,000	M	Fordham University 5% 7/1/2028	1,143,060
		New York University:
1,610	M	6% 7/1/2018	1,910,007
2,000	M	5% 7/1/2030	2,311,660
1,000	M	5% 7/1/2037	1,130,300
1,200	M	Pratt Institute 5% 7/1/2034	1,284,360
500	M	Skidmore College 5% 7/1/2027	578,905
1,000	M	St. John's University 5% 7/1/2024	1,090,930
3,500	M	The New School 5.5% 7/1/2043	3,990,805
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,164,040
			24,710,879
		Electric-3.8%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,861,800
		General Obligation-17.5%
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,551,750
1,000	M	Monroe County 5% 6/1/2029	1,100,920
4,465	M	Nassau County 5% 10/1/2029	4,882,388
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,747,755
1,000	M	Master Boces Program 5% 8/15/2028	1,114,770
1,095	M	Roosevelt UFSD 5% 10/1/2034 (d)	1,251,990
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,135,380
3,400	M	Croton Hudson 5.625% 10/1/2029	3,974,260
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,581,811
500	M	Saratoga Springs 5% 2/15/2023 (d)	610,120
			26,951,144
		Health Care-1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	699,325
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,285,282
500	M	6% 7/1/2036	571,790
			2,556,397
		Housing-2.1%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,175,910
1,840	M	New York City Hsg. Dev. Corp. Rev.
		(Multi-Family Hsg. Rev.) 5% 11/1/2026	2,024,497
			3,200,407
		Lease-3.8%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,449,475
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,221,080
2,500	M	New York State Dormitory Authority Rev.
		(Court Facs. Lease) 5.5% 5/15/2027	3,191,100
			5,861,655
		Other Revenue-2.2%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,453,000
		Other Tax-19.9%
5,000	M	JPMorgan Chase Putters 9.373% 12/15/2024 (a)	6,448,300
1,500	M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev. 5% 11/15/2029	1,757,670
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028	2,915,350
1,000	M	5% 11/1/2033	1,151,560
3,000	M	5% 11/1/2038	3,369,180
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,876,875
3,000	M	5.75% 3/15/2036	3,509,520
		Sales Tax Revenue:
2,000	M	5% 3/15/2029	2,341,640
3,500	M	5% 3/15/2038	3,964,975
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,225,200
			30,560,270
		Pre-Refunded/Escrowed-to-Maturity-7.8%
1,000	M	New York City Hsg. Dev. Corp. Rev. 5% 7/1/2015 (b)	1,036,820
235	M	New York State Dormitory Authority Rev.
		(Judicial Facs. Lease) 7.375% 7/1/2016	254,540
5,000	M	New York State Thruway Auth. 5% 7/1/2015 (b)	5,184,100
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,449,800
			11,925,260
		Transportation-10.4%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029	5,693,800
1,000	M	5% 11/15/2031	1,075,450
3,110	M	New York State Thruway Authority Rev.
		Highway & Bridge Trust Fund Auth. 5% 4/1/2027	3,480,393
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031	5,786,750
			16,036,393
		Water/Sewer-5.6%
		New York City Muni. Wtr. Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,483,535
2,000	M	5% 6/15/2032	2,266,140
1,000	M	5% 6/15/2043	1,098,660
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,751,070
			8,599,405
Total Value of Municipal Bonds (cost $135,588,697)		99.3%	152,613,244
Other Assets, Less Liabilities		.7	1,043,524
Net Assets		100.0%	$ 153,656,768

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$135,588,697. Accumulated net unrealized appreciation on investments was $17,024,547, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.4%
		Combined Utility-11.0%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$ 1,125,600
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,143,890
				2,269,490
		Education-5.5%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,124,720
		Electric-4.4%
835	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		908,781
		Health Care-16.2%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,125,970
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,101,910
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,110,170
				3,338,050
		Lease-35.5%
		Cabarrus County COP:
1,000	M	Cnty. Jail Lease 5.25% 6/1/2027		1,128,850
1,000	M	Installment Fing. Contract 5% 1/1/2029		1,138,120
1,000	M	Charlotte COP 5% 6/1/2029		1,106,570
1,000	M	Durham County COP 5% 6/1/2027		1,141,360
500	M	Harnett County COP 5% 6/1/2027		551,565
1,000	M	Monroe COP 5.5% 3/1/2034		1,098,170
1,000	M	Salisbury COP 5.625% 3/1/2026		1,129,820
				7,294,455
		Pre-Refunded/Escrowed-to-Maturity-5.7%
1,000	M	Lincoln County 5.5% 6/1/2018 (b)		1,172,520
		Toll & Turnpike-5.5%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,132,320
		Water/Sewer-15.6%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,141,210
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		359,120
465	M	5% 2/1/2031		520,135
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,177,980
				3,198,445
Total Market Value of Municipal Bonds (cost $18,074,185)			99.4%	20,438,781
Other Assets, Less Liabilities			.6	130,020
Net Assets			100.0%	$ 20,568,801

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$18,074,185. Accumulated net unrealized appreciation on investments was $2,364,596, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Education-12.6%
$500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		$ 562,065
1,000	M	University of Akron Gen. Rcpts. 5% 1/1/2028		1,133,100
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,111,110
				2,806,275
		Electric-2.5%
500	M	American Mun. Power Rev. (Prairie State Energy Campus) 5.375% 2/15/2028		547,580
		General Obligation-47.4%
385	M	Adams County Valley Local School District 7% 12/1/2015		400,593
355	M	Avon Local School District 6.5% 12/1/2015		369,853
1,000	M	Beavercreek County School District 5% 12/1/2029		1,141,330
500	M	Canton Local School District 5% 11/1/2043		542,385
1,000	M	Columbus 5% 8/15/2029		1,187,780
500	M	Defiance City School District 5% 12/1/2039		560,220
1,000	M	Franklin County 5% 12/1/2031		1,106,660
570	M	Jefferson County Jail Construction 5.75% 12/1/2019		632,922
1,000	M	Lebanon City School District 5.25% 12/1/2043		1,106,530
500	M	Madison Local School District Richland County 5% 12/1/2034		551,280
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		446,612
250	M	6.125% 12/1/2033		276,722
1,000	M	St. Mary's City School District 5% 12/1/2025		1,121,880
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,124,550
				10,569,317
		Health Care-12.7%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030		572,825
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,146,580
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,102,660
				2,822,065
		Housing-1.4%
305	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue 6.125% 9/1/2028		320,848
		Lease-5.2%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		1,164,860
		Other Revenue-4.9%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,099,690
		State General Obligation-5.1%
1,000	M	Ohio State 5.375% 9/1/2028		1,138,630
		Toll & Turnpike-2.1%
400	M	Ohio State Turnpike Commission 5% 2/15/2028		457,412
		Water/Sewer-5.1%
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,124,670
Total Value of Municipal Bonds (cost $19,986,106)			99.0%	22,051,347
Other Assets, Less Liabilities			1.0	226,121
Net Assets			100.0%	$ 22,277,468

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$19,986,106. Accumulated net unrealized appreciation on investments was $2,065,241, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.2%
		Airport-2.2%
$1,000	M	Port of Portland Airport Rev. 5% 7/1/2029		$ 1,109,840
		Education-2.3%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,149,380
		Electric-4.4%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038		2,241,060
		General Obligation-36.8%
		Beaverton School District #48J:
750	M	5% 6/1/2031		854,520
1,500	M	5.125% 6/1/2036		1,718,100
1,000	M	Central Oregon Community College District 5% 6/15/2030		1,141,040
1,000	M	Clackamas Community College District 5% 5/1/2024		1,068,870
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021		1,224,890
		Clackamas & Washington Cntys. School District #3:
500	M	5% 6/15/2030		576,900
500	M	5% 6/15/2032		573,760
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,112,260
1,000	M	5% 6/15/2030		1,115,400
1,000	M	Linn County School District #55, 5.5% 6/15/2027		1,319,330
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,119,070
1,225	M	Newport Zero Coupon 6/1/2029		730,541
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,142,160
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		534,585
1,500	M	Salem 5% 6/1/2028		1,720,680
1,000	M	Umatilla County School District #16, 5% 6/15/2033		1,174,230
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016		649,242
1,000	M	Washington Cnty. School District #15 Zero Coupon 6/15/2023		814,070
				18,589,648
		Health Care-8.9%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,073,190
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,140,060
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037		555,475
1,500	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032		1,706,640
				4,475,365
		Housing-2.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029		641,264
440	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		467,720
				1,108,984
		Industrial Development Revenue/Pollution Control Revenue-1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		546,870
		Lease-3.0%
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		1,012,280
500	M	6% 7/1/2028		508,325
				1,520,605
		Other Tax-6.8%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,127,290
500	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2030		600,535
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		555,515
1,000	M	Tri-County Met. Trans. Dist. 5% 9/1/2031		1,172,710
				3,456,050
		Pre-Refunded/Escrowed-to-Maturity-13.3%
1,000	M	Chemeketa Community College District 5% 6/15/2018 (b)		1,154,130
1,000	M	Deschutes & Jefferson Cntys. School District #2J, 6% 6/15/2018 (b)		1,190,610
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2016 (b)		2,194,920
1,000	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2015 (b)		1,034,520
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (b)		1,119,570
				6,693,750
		State General Obligation-2.0%
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,031,010
		Water/Sewer-14.2%
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		576,350
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		853,807
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,120,470
1,000	M	5% 6/15/2027		1,071,300
500	M	Portland Water Sys. Rev. 5% 5/1/2034		560,775
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		500,285
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,505,219
				7,188,206
Total Value of Municipal Bonds (cost $44,277,022)				49,110,768
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.0%
500	M	Oregon State Facs. Auth. Rev.
		Adjustable Rate Note .27% (c) (cost $500,000)		500,000
Total Value of Municipal Investments (cost $44,777,022)			98.2%	49,610,768
Other Assets, Less Liabilities			1.8	932,116
Net Assets			100.0%	$ 50,542,884

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$44,777,022. Accumulated net unrealized appreciation on investment was $4,833,746, consisting of $4,838,845 gross unrealized appreciation and $5,099 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.3%
		Airport-2.9%
$1,000	M	Philadelphia Airport 5.375% 6/15/2029		$ 1,103,050
		Appropriation-3.0%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,116,750
		Education-7.5%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,144,200
1,000	M	Pennsylvania St. Higher Ed. Facs. Auth. Rev. 5% 4/1/2035		1,099,960
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		559,930
				2,804,090
		General Obligation-35.8%
955	M	Beaver County 5.55% 11/15/2031		1,068,435
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,146,370
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,118,710
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,110,820
1,000	M	Easton Area School District 5.2% 4/1/2028		1,119,900
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,102,800
1,000	M	Methacton School District 6.375% 3/1/2024		1,171,760
1,000	M	Penn Delco School District 5% 6/1/2034		1,138,130
980	M	Philadelphia School District 6% 9/1/2038		1,113,496
1,000	M	Reading 6.25% 11/1/2033		1,107,640
1,000	M	Scranton School District 5% 7/15/2027		1,064,400
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,130,550
				13,393,011
		Health Care-16.8%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,152,020
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,179,580
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,094,420
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,163,680
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		557,135
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,122,380
				6,269,215
		Other Tax-4.6%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,170,880
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		544,625
				1,715,505
		Pre-Refunded/Escrowed-to-Maturity-5.2%
165	M	Beaver County 5.55% 11/15/2017 (b)		190,067
615	M	Boyertown Area School District 5% 4/1/2015 (b)		630,141
1,000	M	Philadelphia 7% 7/15/2016 (b)		1,118,800
				1,939,008
		Toll & Turnpike-9.1%
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,149,980
1,000	M	5% 6/1/2029		1,133,940
1,000	M	5% 12/1/2030		1,122,290
				3,406,210
		Water/Sewer-13.4%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,095,610
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,100,960
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		569,625
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,153,100
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,106,390
				5,025,685
Total Value of Municipal Bonds (cost $32,712,548)			98.3%	36,772,524
Other Assets, Less Liabilities			1.7	618,732
Net Assets			100.0%	$ 37,391,256

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$32,712,548. Accumulated net unrealized appreciation on investments was $4,059,976, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.3%
		Airport-5.5%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		$ 1,115,940
1,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
		5% 10/1/2026		1,139,290
				2,255,230
		Appropriation-7.6%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		555,710
500	M	5% 2/15/2030		552,550
1,750	M	Virginia State Cmnwlth. Trans. Rev. 5% 5/15/2034		1,996,837
				3,105,097
		Combined Utility-4.2%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038		575,085
1,000	M	5% 1/15/2040		1,117,520
				1,692,605
		Education-5.0%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043		1,114,610
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		577,640
350	M	University of Virginia 5% 6/1/2037		359,842
				2,052,092
		General Obligation-25.9%
1,000	M	Danville 5% 8/1/2029		1,147,300
500	M	Hanover Cnty. 5.25% 1/15/2031		580,930
1,000	M	Hopewell 5.875% 7/15/2034		1,205,900
250	M	Isle Wight Cnty. 5% 7/1/2030		297,232
1,000	M	Norfolk 5% 8/1/2034		1,152,930
1,000	M	Portsmouth 5% 2/1/2035		1,141,360
500	M	Powhatan Cnty. 5% 1/15/2032		562,850
1,000	M	Suffolk 5% 6/1/2028		1,163,480
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,085,570
1,000	M	5% 8/1/2028		1,162,080
1,000	M	Waynesboro 5% 1/15/2034		1,073,650
				10,573,282
		Health Care-5.5%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,118,020
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043		1,117,880
				2,235,900
		Lease-14.6%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029		1,145,810
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024		1,086,430
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,122,730
1,240	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031		1,441,004
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,130,170
				5,926,144
		Other Revenue-6.9%
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,148,970
945	M	5% 11/1/2033		1,062,464
500	M	5% 11/1/2038		580,555
				2,791,989
		Pre-Refunded/Escrowed-to-Maturity-11.2%
865	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (b)		933,153
770	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		840,463
1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (b)		1,088,790
650	M	University of Virginia 5% 6/1/2015 (b)		671,138
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2015 (b)		1,036,360
				4,569,904
		Transportation-2.8%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,152,780
		Water/Sewer-8.1%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,109,960
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		577,110
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,114,330
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		500,285
				3,301,685
Total Value of Municipal Bonds (cost $36,029,800)			97.3%	39,656,708
Other Assets, Less Liabilities			2.7	1,109,651
Net Assets			100.0%	$ 40,766,359

At September 30, 2014, the cost of municipal investments for federal income tax purposes was
$36,029,800. Accumulated net unrealized appreciation on investments was $3,626,908, consisting entirely of gross unrealized appreciation.

FOOTNOTES

(a)	Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2014.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c)	Interest rates are determined and reset periodically by the issuer and are the rates in effect on
September 30, 2014.

(d)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's
Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the
Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"),
investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds' investments as of September 30,
2014:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$ 655,866,448	-
Tax Exempt Opportunities	-	254,284,910	-
California	-	46,451,560	-
Connecticut	-	34,725,749	-
Massachusetts	-	22,047,899	-
Michigan	-	20,333,226	-
Minnesota	-	21,572,047	-
New Jersey	-	49,423,905	-
New York	-	152,613,244	-
North Carolina	-	20,438,781	-
Ohio	-	22,051,347	-
Oregon	-	49,110,768	-
Pennsylvania	-	36,772,524	-
Virginia	-	39,656,708	-

Investments in Short-Term Municipal Tax Exempt Investments:
Tax Exempt Income	-	$ 1,300,000	-
Tax Exempt Opportunities	-	13,005,000	-
Oregon	-	500,000	-

*The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts, options on futures contracts
("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S.
Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.
The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.
When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds' adviser, First Investors Management Company, Inc. ("FIMCO")
to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At September 30, 2014, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2014, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-
market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. For the period ended September 30, 2014, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2014, the
Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 26, 2014